NOTE 17. TRADE AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
TRADE AND OTHER LIABILITIES

	Consolidated
	December 31, 2021 A$	December 31, 2020 A$
Trade payables (Note 29 (diii))	142,325	146,730
Accruals	1,014,368	385,888
Trade deposits received	-	630,523
Other borrowing (i)	-	211,567
Other payables	1,268,024	2,214,456
	2,424,717	3,589,164